Trade accounts and other accounts payable (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade accounts and other accounts payable
Trade payables	$ 4,516,424	$ 3,972,460	$ 3,996,014
Sundry creditors and expenses payable	532,679	518,711	597,330
Provisions	24,099	64,154	103,494
Statutory employee profit sharing	62,075	86,710	68,432
Retained payroll taxes and other local taxes	375,086	275,214	259,828
Direct employee benefits	232,083	213,345	160,431
Interest payable	10,575	28,060	10,728
Others	116	173	90
Trade and other current payables	$ 5,753,137	$ 5,158,827	$ 5,196,347